UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------

Form 13F File Number: 28- 11248
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Tom Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:

/s/ Tom Sullivan                     New Canaan, Connecticut  August 11, 2005
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       -0-
                                               ----------------

Form 13F Information Table Entry Total:                   40
                                               ----------------

Form 13F Information Table Value Total:            1,156,361
                                               ----------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

IMPALA ASSET MANAGEMENT LLC
134 MAIN STREET
NEW CANAAN, CT 06840
TOM SULLIVAN, CFO
203-972-4155

FORM 13F FOR THE PERIOD ENDED JUNE 30, 2005

                                                                                                   Investment   Other     Voting
Security                             Title of Class          CUSIP      MKT (000's)      Shares    Discretion  Managers  Authority
AMR CORP COM                         COM                     001765106       89,492     7,389,900       Y          N        SOLE
ARACRUZ CELULOSE SA SPONS ADR        SPONSORED ADR PFD B     038496204       17,896       515,000       Y          N        SOLE
BJ SERVICES CO COM                   COM                     055482103        5,248       100,000       Y          N        SOLE
BURLINGTON NORTHN SANTA FE COR       COM                     12189T104       31,591       671,000       Y          N        SOLE
CATERPILLAR INC COM                  COM                     149123101       72,912       765,000       Y          N        SOLE
CENTURY ALUMINUM CO COM              COM                     156431108       12,428       609,200       Y          N        SOLE
CHENIERE ENERGY INC                  COM                     16411R208          622        20,000       Y          N        SOLE
CHEVRON CORPORATION                  COM                     166764100        5,592       100,000       Y          N        SOLE
CLEVELAND CLIFFS INC COM             COM                     185896107       60,885     1,054,100       Y          N        SOLE
CSX CORP COM                         COM                     126408103       33,044       774,600       Y          N        SOLE
DOW CHEMICAL CORP COM                COM                     260543103        9,129       205,000       Y          N        SOLE
EMBRAER - EMPRESA BRASILEIRA D       SPONSORED ADR PFD SHS   29081M102       10,748       325,000       Y          N        SOLE
ENERGY CONVERSION DEVICES INC        COM                     292659109        2,909       130,000       Y          N        SOLE
FORD MOTOR COMPANY COM STK           COM                     345370860       31,232     3,050,000       Y          N        SOLE
FOSTER WHEELER LTD COM               COM                     G36535139        6,639       337,700       Y          N        SOLE
GATX CORP COM                        COM                     361448103        7,890       228,700       Y          N        SOLE
GENERAL DYNAMICS CORP COM            COM                     369550108       39,982       365,000       Y          N        SOLE
GENERAL ELEC CO COM STK              COM                     369604103        8,604       248,300       Y          N        SOLE
GOODYEAR TIRE & RUBR CO COM          COM                     382550101       99,790     6,697,300       Y          N        SOLE
GREENBRIER COMPANIES INC             COM                     393657101        4,065       150,000       Y          N        SOLE
HOVNANIAN ENTERPRISES INC CL A       CL A                    442487203       16,300       250,000       Y          N        SOLE
HUNT J B TRANS SVCS INC COM          COM                     445658107        9,134       475,000       Y          N        SOLE
KB HOME                              COM                     48666K109       28,586       375,000       Y          N        SOLE
LANDSTAR SYSTEM INC COM              COM                     515098101        3,223       106,800       Y          N        SOLE
LEAR CORPORATION COM                 COM                     521865105          364        10,000       Y          N        SOLE
LENNAR CORP COM CLASS  A             CL A                    526057104       63,450     1,000,000       Y          N        SOLE
NAVISTAR INTL CORP NEW               COM                     63934E108       27,469       858,400       Y          N        SOLE
NEWMONT MINING CORP USD1.6 COM       COM                     651639106        6,245       160,000       Y          N        SOLE
NORFOLK SOUTHERN CORP COM            COM                     655844108       51,084     1,650,000       Y          N        SOLE
OCCIDENTAL PETE CORP COM             COM                     674599105       72,853       947,000       Y          N        SOLE
OSHKOSH TRUCK CORP CL B              COM                     688239201          391         5,000       Y          N        SOLE
PACCAR INC COM                       COM                     693718108       10,200       150,000       Y          N        SOLE
PHELPS DODGE CORP COM                COM                     717265102      110,519     1,194,800       Y          N        SOLE
RTI INTERNATIONAL METALS COM         COM                     74973W107        9,109       290,000       Y          N        SOLE
SOUTHERN PERU COPPER  CORP COM       COM                     843611104       10,067       235,000       Y          N        SOLE
STONE ENERGY CORP COM                COM                     861642106        9,800       200,400       Y          N        SOLE
UNITED TECHNOLOGIES CORP             COM                     913017109       65,523     1,276,000       Y          N        SOLE
VALE DO RIO DOCE ADR                 SPONSORED ADR           204412209       55,852     1,907,500       Y          N        SOLE
WEATHERFORD INTL LTD BERMUDA         COM                     G95089101       17,394       300,000       Y          N        SOLE
YELLOW ROADWAY CORP                  COM                     985577105       38,100       750,000       Y          N        SOLE
                                                                        -----------
                                                                          1,156,361
                                                                        ===========